Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	SFr 198	SFr 308
Interest-bearing deposits with banks	14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Securities received as collateral	2,978	15,017
Trading assets	65,461	111,141
Available-for-sale Securities, Debt Securities	797	1,005
Other investments	3,730	4,094
Loans	7,358	10,243
Other intangible assets (mortgage servicing rights), at fair value	403	224
Other assets	8,946	9,184
Other assets - of which failed purchases	801	1,307
Netting impact	(77,100)	(95,900)
Total assets at fair value, measured at net asset value per share	944	1,069
Recurring basis
Assets
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Securities received as collateral	2,978	15,017
Trading assets	65,461	111,141
Available-for-sale Securities, Debt Securities	797	1,005
Other investments	3,730	4,094
Loans	7,358	10,243
Loans - of which commercial and industrial	2,681	2,984
Loans - of which financial institutions	2,989	4,305
Loans - of which government and public institutions	1,366	2,036
Other intangible assets (mortgage servicing rights), at fair value	403	224
Other assets	8,946	9,184
Other assets - of which loans held-for-sale	7,813	7,380
Other assets - of which failed purchases	730	1,244
Netting impact	(77,061)	(95,014)
Total assets at fair value	130,678	219,839
Recurring basis | Other equity investments
Assets
Other investments	3,069	3,237
Recurring basis | Life finance instruments
Assets
Other investments	587	789
Recurring basis | Debt securities
Assets
Trading assets	37,188	54,198
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,800	23,408
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	7,734	9,590
Recurring basis | Debt securities | RMBS
Assets
Trading assets	10,866	17,457
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,354
Recurring basis | Equity securities
Assets
Trading assets	13,155	36,546
Recurring basis | Derivative instruments
Assets
Trading assets	11,101	17,559
Netting impact	(76,841)	(94,633)
Recurring basis | Trading assets
Assets
Netting impact	(76,841)	(94,633)
Recurring basis | Other
Assets
Trading assets	4,017	2,838
Recurring basis | Other assets
Assets
Netting impact	(220)	(381)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	0
Securities received as collateral	2,318	13,848
Trading assets	33,697	54,085
Available-for-sale Securities, Debt Securities	2	2
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	78	121
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	54	98
Total assets at fair value	36,195	68,056
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	0
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	13,084	12,191
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,117	11,996
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	2,718	72
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	5	0
Recurring basis | Level 1 | Debt securities | Collateralized debt obligations
Assets
Trading assets	197
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	11,745	34,282
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	7,571	6,224
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,617	721
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24	123
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,927	5,348
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets	0
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0	0
Recurring basis | Level 1 | Other
Assets
Trading assets	1,297	1,388
Recurring basis | Level 2
Assets
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,693	68,623
Securities received as collateral	660	1,155
Trading assets	104,234	146,521
Available-for-sale Securities, Debt Securities	795	1,003
Other investments	17	23
Loans	6,318	8,709
Loans - of which commercial and industrial	2,381	2,267
Loans - of which financial institutions	2,591	3,840
Loans - of which government and public institutions	1,112	1,747
Other intangible assets (mortgage servicing rights), at fair value	44	57
Other assets	8,315	8,750
Other assets - of which loans held-for-sale	7,165	6,818
Other assets - of which failed purchases	664	1,135
Total assets at fair value	161,288	235,149
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	17	23
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	22,862	40,700
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,597	11,377
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	4,572	8,958
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	10,417	17,033
Recurring basis | Level 2 | Debt securities | Collateralized debt obligations
Assets
Trading assets	941
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	676	1,486
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	78,710	103,781
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	31,051	47,934
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25,466	20,686
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,669	29,808
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets	3,059
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	196	196
Recurring basis | Level 2 | Other
Assets
Trading assets	1,986	554
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	14
Trading assets	3,828	4,503
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,312	3,666
Loans	1,040	1,534
Loans - of which commercial and industrial	300	717
Loans - of which financial institutions	398	465
Loans - of which government and public institutions	254	289
Other intangible assets (mortgage servicing rights), at fair value	359	167
Other assets	773	694
Other assets - of which loans held-for-sale	648	562
Other assets - of which failed purchases	12	11
Total assets at fair value	9,312	10,578
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,724	2,863
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	587	789
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,211	1,225
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	86	35
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	413	478
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	444	424
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	216
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	222	195
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,661	2,187
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	671	624
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	17	53
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	295	212
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	130
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	548	1,034
Recurring basis | Level 3 | Other
Assets
Trading assets	734	896
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	543	665
Other investments	401	405
Total assets at fair value	944	1,070
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	328	351
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	31	82
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	31	82
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	512	583
Nonrecurring basis
Assets
Other investments	365	152
Loans	15	17
Other assets	83	139
Total assets at fair value	463	308
Nonrecurring basis | Equity securities
Assets
Other investments	78	118
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	287	21
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	71	73
Other assets - of which premises, equipment and right-of-use assets		61
Other assets - of which real estate held-for-sale	12
Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0	0
Other assets	0	0
Total assets at fair value	0	0
Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	0
Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets		0
Other assets - of which real estate held-for-sale	0
Nonrecurring basis | Level 2
Assets
Other investments	259	0
Loans	14	12
Other assets	39	29
Total assets at fair value	312	41
Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value)
Assets
Other investments	259	0
Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	39	28
Other assets - of which premises, equipment and right-of-use assets		1
Other assets - of which real estate held-for-sale	0
Nonrecurring basis | Level 3
Assets
Other investments	106	152
Loans	1	5
Other assets	44	110
Total assets at fair value	151	267
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	78	118
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	28	21
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	32	45
Other assets - of which premises, equipment and right-of-use assets		60
Other assets - of which real estate held-for-sale	12
Bank
Assets
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Securities received as collateral	2,978	15,017
Trading assets	65,955	111,299
Available-for-sale Securities, Debt Securities	796	1,003
Other investments	3,730	4,093
Loans	7,358	10,243
Other intangible assets (mortgage servicing rights), at fair value	403	224
Other assets	8,947	9,184
Other assets - of which failed purchases	801	1,307
Netting impact	(78,000)	(96,000)
Total assets at fair value, measured at net asset value per share	943	1,068
Bank | Recurring basis
Assets
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Securities received as collateral	2,978	15,017
Trading assets	65,955	111,299
Available-for-sale Securities, Debt Securities	796	1,003
Other investments	3,730	4,093
Loans	7,358	10,243
Loans - of which commercial and industrial	2,681	2,984
Loans - of which financial institutions	2,989	4,305
Loans - of which government and public institutions	1,366	2,036
Other intangible assets (mortgage servicing rights), at fair value	403	224
Other assets	8,947	9,184
Other assets - of which loans held-for-sale	7,813	7,380
Other assets - of which failed purchases	730	1,244
Netting impact	(77,915)	(95,163)
Total assets at fair value	131,172	219,994
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,070	3,237
Bank | Recurring basis | Life finance instruments
Assets
Other investments	587	789
Bank | Recurring basis | Debt securities
Assets
Trading assets	37,614	54,297
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,800	23,408
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	8,160	9,689
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	10,866	17,457
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,354
Bank | Recurring basis | Equity securities
Assets
Trading assets	13,182	36,606
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	11,143	17,559
Netting impact	(77,695)	(94,782)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(77,695)	(94,782)
Bank | Recurring basis | Other
Assets
Trading assets	4,016	2,837
Bank | Recurring basis | Other assets
Assets
Netting impact	(220)	(381)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	0
Securities received as collateral	2,318	13,848
Trading assets	33,724	54,145
Available-for-sale Securities, Debt Securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	78	121
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	54	98
Total assets at fair value	36,220	68,114
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	0
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	13,084	12,191
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,117	11,996
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	2,718	72
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	5	0
Bank | Recurring basis | Level 1 | Debt securities | Collateralized debt obligations
Assets
Trading assets	197
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	11,772	34,342
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	7,571	6,224
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,617	721
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	24	123
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,927	5,348
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets	0
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0	0
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	1,297	1,388
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	198	308
Interest-bearing deposits with banks	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,693	68,623
Securities received as collateral	660	1,155
Trading assets	105,555	146,768
Available-for-sale Securities, Debt Securities	796	1,003
Other investments	17	23
Loans	6,318	8,709
Loans - of which commercial and industrial	2,381	2,267
Loans - of which financial institutions	2,591	3,840
Loans - of which government and public institutions	1,112	1,747
Other intangible assets (mortgage servicing rights), at fair value	44	57
Other assets	8,316	8,750
Other assets - of which loans held-for-sale	7,165	6,818
Other assets - of which failed purchases	664	1,135
Total assets at fair value	162,611	235,396
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	17	23
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	23,288	40,799
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,597	11,377
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	4,998	9,057
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	10,417	17,033
Bank | Recurring basis | Level 2 | Debt securities | Collateralized debt obligations
Assets
Trading assets	941
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	676	1,486
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	79,606	103,930
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	31,900	48,083
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25,512	20,686
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,669	29,808
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets	3,059
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	197	196
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	1,985	553
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	14
Trading assets	3,828	4,503
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,313	3,666
Loans	1,040	1,534
Loans - of which commercial and industrial	300	717
Loans - of which financial institutions	398	465
Loans - of which government and public institutions	254	289
Other intangible assets (mortgage servicing rights), at fair value	359	167
Other assets	773	694
Other assets - of which loans held-for-sale	648	562
Other assets - of which failed purchases	12	11
Total assets at fair value	9,313	10,578
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,725	2,863
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	587	789
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,211	1,225
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	86	35
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	413	478
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	444	424
Bank | Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	216
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	222	195
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,661	2,187
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	671	624
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	17	53
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	295	212
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	130
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	548	1,034
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	734	896
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	543	665
Other investments	400	404
Total assets at fair value	943	1,069
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	328	351
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	31	82
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	31	82
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	512	583
Bank | Nonrecurring basis
Assets
Other investments	365	152
Loans	15	17
Other assets	83	139
Total assets at fair value	463	308
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	78	118
Bank | Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	287	21
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	71	73
Other assets - of which premises, equipment and right-of-use assets		61
Other assets - of which real estate held-for-sale	12
Bank | Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0	0
Other assets	0	0
Total assets at fair value	0	0
Bank | Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets		0
Other assets - of which real estate held-for-sale	0
Bank | Nonrecurring basis | Level 2
Assets
Other investments	259	0
Loans	14	12
Other assets	39	29
Total assets at fair value	312	41
Bank | Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value)
Assets
Other investments	259	0
Bank | Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	39	28
Other assets - of which premises, equipment and right-of-use assets		1
Other assets - of which real estate held-for-sale	0
Bank | Nonrecurring basis | Level 3
Assets
Other investments	106	152
Loans	1	5
Other assets	44	110
Total assets at fair value	151	267
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	78	118
Bank | Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	28	21
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	32	45
Other assets - of which premises, equipment and right-of-use assets		SFr 60
Other assets - of which real estate held-for-sale	SFr 12